Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Oil and gas property impaired to fair value	$ 753,865	$ 1,059,297
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Oil and gas property impaired to fair value	753,865	1,059,297
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Oil and gas property impaired to fair value
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Oil and gas property impaired to fair value
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Oil and gas property impaired to fair value	$ 183,629	$ 295,427